U.S. Bank Global Fund Services
777 East Wisconsin Ave.
MK-WI-T10
Milwaukee, WI 53202

July 14, 2020

VIA EDGAR TRANSMISSION

Re:	Muzinich BDC, Inc. (the “Company”)
File No.:  814-01314

United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

To whom it may concern,

Pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith via EDGAR please find the Preliminary Proxy Statement and Form of Proxy relating to the Annual Meeting of Shareholders of the Company at which, in addition to the election of directors and ratification of the independent public accountant, the Company is proposing the approval of a reverse stock split and authorization of a share reduction.

If you have any additional questions or concerns, please feel free to contact me at (414) 765-6620.

Sincerely,

/s/Alia M. Vasquez

Alia M. Vasquez Esq.
For U.S. Bancorp Fund Services, LLC